Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012		Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Cash provided by (used in) operating activities:
Net income (loss)	$ (87,281)		$ (47,316)		$ (95,000)	$ (65,269)	$ (76,502)
Income (loss) from discontinued operations, net of tax	1,024		(9,528)		(16,107)	(3,202)	(1,436)
Net Loss from continuing operations	(88,305)		(37,788)		(78,893)	(62,067)	(75,066)
Adjustments to reconcile net loss to cash flows provided by (used in) operating activities:
Amortization	84,646		80,891		112,967	99,625	77,738
Loss (gain) on disposal of assets	9,019		(2,946)		(8,169)	(7,193)	2,686
Impairment (recovery) of receivables and funded residual value guarantees	1,036		161		(272)	1,919	13,266
Impairment of intangible assets	6,943	[1]	2,712	[1]	4,218	20,608	53,903
Impairment of assets held for sale	11,457		12,554		13,469	5,239	26,585
Impairment of assets held for use	4,724						36,240
Earnings from equity accounted investees	(2,687)		(1,642)		(2,844)	(2,159)	(1,436)
Deferred income taxes	22,944		(9,108)		32,172	(37,142)	(35,334)
Non-cash stock-based compensation expense	334		771		735	1,655	4,017
Amortization of unfavorable contract credits	(2,842)		(8,683)		(11,548)	(22,868)	(8,937)
Amortization of lease related fixed interest rate obligations	(2,136)		(2,502)		(3,265)	(3,920)	(7,191)
Amortization of long-term debt and lease deferred financing costs	7,511		6,264		8,813	7,795	7,392
Write-off of unamortized transaction costs on the senior facility agreement						47,140
Non-cash accrued interest income on funded residual value guarantees	(5,329)		(5,637)		(7,358)	(6,923)	(5,592)
Mark to market loss on derivative instruments	6,884		11,139		5,380	9,350	11,478
Non-cash defined benefit pension expense	5,277		13,316		15,573	21,966	22,532
Defined benefit contributions and benefits paid	(34,215)		(40,086)		(44,480)	(30,117)	(33,896)
Unrealized loss (gain) on foreign currency exchange translation	(8,780)		(1,789)		(1,965)	8,529	9,300
Increase to deferred lease financing costs	(2,751)		(8,680)		(6,981)	(2,621)	(16,699)
Other	6,480		4,565		10,675	6,168	(3,993)
Decrease in cash resulting from changes in operating assets and liabilities	(46,493)		(13,762)		(22,626)	(12,694)	(2,693)
Cash provided by (used in) operating activities	(26,283)		(250)		15,601	42,290	74,300
Financing activities:
Redemption of capital stock							(20,000)
Sold interest in accounts receivable, net of collections	(6,021)		42,657		27,203	(25,309)	43,214
Proceeds from issuance of senior secured notes	202,000					1,082,389
Repayment of the senior credit facility debt						(1,020,550)
Redemption of senior subordinated notes						(129)
Settlement of the interest rate swap and other breakage fees						(45,711)
Long-term debt proceeds	812,449		600,000		867,853	262,800	275,919
Long-term debt repayments	(817,594)		(565,743)		(786,808)	(213,920)	(276,215)
Senior secured notes, senior credit facility and revolver deferred financing costs					(1,033)	(42,721)	(182)
Increase in deferred financing costs relating to the notes	(3,793)
Proceeds from issuance of capital stock			80,000		100,000	146
Cash (used in) provided by financing activities	187,041		156,914		207,215	(3,005)	22,736
Investing activities:
Property and equipment additions	(318,558)		(253,048)		(376,624)	(228,804)	(162,737)
Proceeds from disposal of property and equipment	207,896		165,238		218,259	61,768	105,228
Proceeds from the sale of the flight training operations to CAE Inc.						29,779
Aircraft deposits net of lease inception refunds	(49,517)		(59,360)		(47,307)	(28,253)	(42,606)
Restricted cash	2,407		(12,978)		(13,135)	4,755	(3,861)
Investments in subsidiaries, net of cash acquired							(13,300)
Distributions from equity investments	745		936		1,134		1,275
Cash used in investing activities	(157,027)		(159,212)		(217,673)	(160,755)	(116,001)
Cash (used in) provided by continuing operations	3,731		(2,548)		5,143	(121,470)	(18,965)
Cash flows provided by (used in) discontinued operations:
Cash flows provided by (used in) operating activities	1,024		(1,695)		2,240	(1,032)	(1)
Cash flows provided by (used in) financing activities	(1,024)		1,695		(2,240)	1,032	1
Cash provided by (used in) discontinued operations
Effect of exchange rate changes on cash and cash equivalents	42		(19,699)		(18,517)	15,431	853
Change in cash and cash equivalents during the period	3,773		(22,247)		(13,374)	(106,039)	(18,112)
Cash and cash equivalents, beginning of period	55,547		68,921		68,921	174,960	199,267
Less: cash and cash equivalents from deconsolidation of VIEs							(6,195)
Cash and cash equivalents, end of period	$ 59,320		$ 46,674		$ 55,547	$ 68,921	$ 174,960

[1]	Impairment of intangible assets relates to the Corporate and other segment.